UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	F. Davis Dassori
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-2710
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	F. Davis Dassori
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
F. Davis Dassori	Boston, Massachusetts    	June 30, 2010
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
State Street Bank and Trust Company	28-00399
Fleet Boston Financial Corp	28-00452
Thomas H.P. Whitney Jr.	28-4918
William A. Lowell	28-6476
John M. Cornish 	28-5362
Choate Investment Advisors	28-12523

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	33
Form 13F Information Table Value Total:   	$  8,068

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
04   28-5362 	John M. Cornish
03   28-6476  	William A. Lowell

Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          8/9/2010
MANAGER F. Davis Dassori                                          AS OF 6/30/2010
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
Abbott Labs                         Common Stock    002824100      290     6200 SH SOLE                         6200
Abbott Labs                         Common Stock    002824100       70     1500 SH OTHER                        1500
American Express Co                 Common Stock    025816109      222     5604 SH SOLE                         5604
Automatic Data Processing           Common Stock    053015103      531    13200 SH OTHER                       13200
Automatic Data Processing           Common Stock    053015103      173     4300 SH OTHER      01,03,04          4300
Banco Santander SA Adr              Common Stock    05964H105      179    17000 SH SOLE                        17000
Berkshire Hathaway Inc Del          Common Stock    084670702      738     9258 SH SOLE                         9258
Berkshire Hathaway Inc Del          Common Stock    084670702      195     2450 SH OTHER                        2450
Bristol Myers Squibb Co             Common Stock    110122108      278    11134 SH SOLE                        11134
Bristol Myers Squibb Co             Common Stock    110122108       80     3200 SH OTHER                        3200
Caterpillar Inc                     Common Stock    149123101      208     3470 SH SOLE                         3470
Emerson Elec Co                     Common Stock    291011104       13      306 SH SOLE                          306
Emerson Elec Co                     Common Stock    291011104      341     7800 SH OTHER                        7800
Emerson Elec Co                     Common Stock    291011104      157     3600 SH OTHER      01,03,04          3600
Exxon Mobil Corp                    Common Stock    30231G102      160     2800 SH SOLE                         2800
Exxon Mobil Corp                    Common Stock    30231G102      440     7702 SH OTHER                        7702
Exxon Mobil Corp                    Common Stock    30231G102      251     4400 SH OTHER      01,03,04          4400
General Elec Co                     Common Stock    369604103      182    12600 SH OTHER                       12600
General Elec Co                     Common Stock    369604103       87     6000 SH OTHER      01,03,04          6000
Heinz H J Co                        Common Stock    423074103      211     4886 SH SOLE                         4886
Intel Corp                          Common Stock    458140100      280    14400 SH OTHER                       14400
Intel Corp                          Common Stock    458140100       54     2800 SH OTHER      01,03,04          2800
Johnson & Johnson                   Common Stock    478160104      446     7550 SH OTHER                        7550
Johnson & Johnson                   Common Stock    478160104      118     2000 SH OTHER      01,03,04          2000
Pepsico Inc                         Common Stock    713448108      600     9839 SH SOLE                         9839
Pfizer Inc                          Common Stock    717081103        7      484 SH SOLE                          484
Pfizer Inc                          Common Stock    717081103      128     9000 SH OTHER                        9000
Pfizer Inc                          Common Stock    717081103      128     8994 SH OTHER      01,03,04          8994
Procter & Gamble Co                 Common Stock    742718109      612    10200 SH OTHER                       10200
Procter & Gamble Co                 Common Stock    742718109      294     4900 SH OTHER      01,03,04          4900
Terex Corp                          Common Stock    880779103      187    10000 SH SOLE                        10000
Wells Fargo & Co New                Common Stock    949746101      260    10165 SH SOLE                        10165
Wells Fargo & Co New                Common Stock    949746101      148     5791 SH OTHER                        5791

FINAL TOTALS FOR 33 RECORDS                                       8068